Interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Treasury shares	Other Reserves	Accumulated losses	Total	Non-controlling interests	Total
Opening Balance at Dec. 31, 2024	€ (46,576)	€ 779,356	€ (737,186)	€ (4,406)	€ (28,505)	€ (32,911)
Comprehensive loss
Loss for the period			(73,154)	(73,154)	(13,630)	(86,784)	[1]
Currency translation difference		10,860		10,860	1,989	12,849
Total comprehensive loss		10,860	(73,154)	(62,294)	(11,641)	(73,935)
Transactions with owners
Repurchase of ordinary shares	46,576	(47,245)		(669)		(669)
Employee share-based compensation		174		174		174
Changes in ownership interest in a subsidiary without change of control		(17,854)		(17,854)	17,375	(479)
Total transactions with owners	€ 46,576	(64,925)		(18,349)	17,375	(974)
Closing Balance at Jun. 30, 2025		725,291	(810,340)	(85,049)	(22,771)	(107,820)
Opening Balance at Dec. 31, 2025		727,547	(975,680)	(248,133)	(33,538)	(281,671)
Comprehensive loss
Loss for the period			(59,347)	(59,347)	(6,237)	(65,584)
Currency translation difference		(4,375)		(4,375)	(566)	(4,941)
Total comprehensive loss		(4,375)	(59,347)	(63,722)	(6,803)	(70,525)
Transactions with owners
Changes in ownership interest in a subsidiary without change of control		(212)		(212)	4	(208)
Others		(526)		(526)	526
Total transactions with owners		(738)		(738)	530	(208)
Closing Balance at Jun. 30, 2026		€ 722,434	€ (1,035,027)	€ (312,593)	€ (39,811)	€ (352,404)

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).